PRINCIPAL ACTIVITIES AND ORGANIZATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION
1.	PRINCIPAL ACTIVITIES AND ORGANIZATION
(a)	Principal activities

KANZHUN LIMITED (“Kanzhun” or the “Company”) was incorporated under the laws of the Cayman Islands on January 16, 2014 as an exempted company with limited liability. The Company, its subsidiaries, consolidated variable interest entity (the “VIE”) and VIE’s subsidiaries (collectively referred to as the “Group”) run an online recruitment platform called “BOSS Zhipin” in the People’s Republic of China (“PRC”).

The BOSS Zhipin platform mainly focuses on assisting the recruitment process between job seekers and employers. Through BOSS Zhipin platform, employers, mainly executives or middle-level managers of enterprises, could participate directly in the recruiting process.

(b)	Organization of the Group

As of June 30, 2022, the Company’s principal subsidiaries and consolidated VIE are as follows:

			Attributable
	Place of	Date of	equity interest of
Name of subsidiaries	incorporation	incorporation	the Group	Principal activities

Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding in Hong Kong
Beijing Glory Wolf Co., Ltd. (“Glory”, or the “WFOE”)	Beijing, China	May 7, 2014	100%	Management consultancy and technical services in the PRC

	Place of	Date of	Economic
Name of VIE	incorporation	incorporation	interest held	Principal activities

Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment service in the PRC

(c)	Consolidated variable interest entity

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps, websites and other restricted businesses in the PRC through a PRC domestic company and its subsidiaries, whose equity interests are held by certain management members of the Company (“Registered Shareholders”). The Company entered into a series of contractual arrangements, which was updated in September 2022, with such PRC domestic company and its respective Registered Shareholders, which enables the Company to have the power to direct activities of the VIE that most significantly affect the economic performance of the VIE and receive substantially all of the economic benefits from the VIE that could be significant to the VIE. Accordingly, the Company is determined to be the primary beneficiary of the VIE for accounting purposes under U.S. GAAP and therefore the Group consolidates the VIE’s results of operations, assets and liabilities in the Group’s consolidated financial statements for all the periods presented. The principal terms of the agreements entered amongst the VIE, the Registered Shareholders and the WFOE are further described below.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(c)	Consolidated variable interest entity (continued)

Exclusive technology and service co-operation agreement

Pursuant to the exclusive technology and service co-operation agreement, the VIE has agreed to engage the WFOE as the exclusive provider of technical consultancy, technical support and other services as agreed. The VIE shall pay service fees to the WFOE, which shall be equivalent to the total consolidated profit of the VIE and its subsidiaries, after offsetting the prior-year accumulated loss (if any), operating cost and expenses, taxes and other statutory contributions. Notwithstanding the foregoing, the WFOE shall have the right to adjust the level of the service fees by taking into account such factors as (a) the complexity and difficulty of the services, (b) the time taken for the services, (c) the scope and commercial value of the management, technical consulting and other services, (d) the scope and commercial value of intellectual property licensing and leasing services, and (e) the market reference price for services of similar kinds. The VIE shall pay the service fees to the WFOE within 30 days after the delivering of payment instructions by the WFOE.

The exclusive technology and service co-operation agreement shall remain effective until, among others, the date on which the WFOE or its designated party is formally registered as the shareholder of the VIE, in the case where the WFOE is permitted by the PRC laws to directly hold the VIE’s shares and the WFOE and its subsidiaries and branches are allowed to engage in the business being currently operated by the VIE.

Exclusive purchase option agreement

Pursuant to the exclusive purchase option agreement, the Registered Shareholders of the VIE have granted the WFOE, or its offshore parent company or its directly or indirectly owned subsidiaries, the exclusive and irrevocable right to purchase all or any part of the respective equity interests in the VIE from the Registered Shareholders at any time. The VIE and the Registered Shareholders irrevocably covenanted that unless with prior written consent by the WFOE, the VIE shall not sell, transfer, pledge, or otherwise dispose all or any part of its assets, and the Registered Shareholders shall not sell, transfer, pledge, or otherwise dispose all or any part of their equity interest in the VIE, other than the creation of the pledge of the VIE’s equity interest pursuant to the contractual arrangements. The purchase price payable by the WFOE or its designee in respect of the transfer of the entire equity interest and/or total assets of the VIE shall be the nominal price, or the minimum price required by competent PRC authorities or PRC laws. However, in any event, subject to the provisions and requirements of PRC laws, the price paid by the WFOE and/or its designee to the VIE and/or Registered Shareholders at any such price shall be returned by the VIE and/or Registered Shareholders to the WFOE at the time and in the form requested by the WFOE.

The exclusive purchase option agreement shall remain effective for ten years with the WFOE having the option to renew it until, among others, all the equity interest in and/or all assets of the VIE has been transferred to the WFOE and/or its designee (registration has been completed for the change of members), and the WFOE and its subsidiaries and branches can legally engage in the business of the VIE.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(c)	Consolidated variable interest entity (continued)

Equity pledge agreement

Pursuant to the equity pledge agreement, the Registered Shareholders of the VIE have pledged 100% equity interests in the VIE to the WFOE to guarantee performance of their contractual obligations under the contractual arrangements and all liabilities, monetary debts or other payment obligations arising out of or in relation with the contractual arrangements. In the event of a breach by the VIE or any of its Registered Shareholders of contractual obligations under the exclusive technology and service co-operation agreement, and the equity pledge agreement, as the case may be, the WFOE, as pledgee, will have the right to (1) demand all the outstanding payment due according to the exclusive technology and service co-operation agreement, and/or (2) exercise its right of pledge according to the equity pledge agreement, or otherwise dispose of the pledged equity interest in accordance with applicable Laws.

The equity pledge agreement shall remain valid until, among others, the VIE and the Registered Shareholders have recorded the release of such pledged equity interests in the register of members of the VIE and completed relevant deregistration procedure.

Spousal consent letter

Pursuant to the spousal consent letter, the spouse of each Registered Shareholder who is a natural person, unconditionally and irrevocably agreed that the equity interests in the VIE held by such Registered Shareholder will be disposed of pursuant to the equity pledge agreement, the exclusive purchase option agreement and the power of attorney (as the case may be). Each of their spouses agreed not to assert any rights over the equity interests in the VIE held by such Registered Shareholder. In addition, in the event that any spouse obtains any equity interests in VIE held by such Registered Shareholder for any reason, he or she agreed to be bound by the equity pledge agreement, the exclusive purchase option agreement and the power of attorney.

Power of attorney

Pursuant to the power of attorney, each of the Registered Shareholders appointed the WFOE and/or its designee as their sole and exclusive agent to act on their behalf, including but not limited to (1) to propose, convene and attend shareholders meetings and sign minutes and resolutions, (2) to exercise all shareholder rights that they are entitled to under PRC law and the relevant articles of association, including but not limited to, the right to vote and the right to sell, transfer, pledge or disposal of all or part of the equity interests owned by such shareholders; and (3) to elect, designate and appoint the legal representative, chairman, directors, supervisors, general manager and other senior executives of the VIE.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(d)	Risks in relations to the VIE structure

The following table set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIE and VIE’s subsidiaries taken as a whole, which were included in the Group’s unaudited interim condensed consolidated financial statements with intercompany transactions eliminated:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	864,851	1,245,088
Short-term investments	864,557	802,159
Accounts receivable	1,002	1,946
Amounts due from Group companies	86,989	100,805
Amounts due from related parties	6,615	9,583
Prepayments and other current assets	487,598	450,841
Total current assets	2,311,612	2,610,422
Non-current assets
Property, equipment and software, net	368,381	544,171
Intangible assets, net	458	413
Right-of-use assets, net	301,288	287,032
Other non-current assets	4,000	4,000
Total non-current assets	674,127	835,616
Total assets	2,985,739	3,446,038
LIABILITIES
Current liabilities
Accounts payable	52,938	135,098
Deferred revenue	1,958,570	1,979,019
Other payables and accrued liabilities	626,151	557,568
Amounts due to Group companies	27,223	37,362
Operating lease liabilities, current	124,464	139,625
Total current liabilities	2,789,346	2,848,672
Non-current liabilities
Operating lease liabilities, non-current	178,844	155,954
Total non-current liabilities	178,844	155,954
Total liabilities	2,968,190	3,004,626

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(d)	Risks in relations to the VIE structure (continued)

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Total revenues	1,956,717	2,250,118
Cost of revenues	(250,007)	(351,566)
Net (loss)/income	(41,429)	162,265

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Net cash generated from operating activities	861,135	486,939
Net cash used in investing activities	(167,365)	(106,702)
Net cash used in financing activities	(438,586)	—
Net increase in cash and cash equivalents	255,184	380,237
Cash and cash equivalents at beginning of the period	183,199	864,851
Cash and cash equivalents at end of the period	438,383	1,245,088

Under the contractual arrangements with the VIE, the Company has the power to direct activities of the VIE through the WFOE that most significantly impact the VIE such as having assets transferred out of the VIE at its discretion. Therefore, the Company considers that there is no asset of the VIE that can be used to settle obligations of the VIE except for registered capital and PRC statutory reserves of the VIE amounting to RMB9,002 and RMB9,002 as of December 31, 2021 and June 30, 2022, respectively. Since the VIE was incorporated as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the WFOE for all the liabilities of the VIE.

The Group believes that the contractual arrangements between or among the WFOE, VIE and the Registered Shareholders are following PRC laws and regulations, as applicable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. On March 15, 2019, the PRC Foreign Investment Law was approved and took effect from January 1, 2020. Since the PRC Foreign Investment Law is relatively new, there are substantial uncertainties exist with respect to its implementation and interpretation and the possibility that the VIE will be deemed as a foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing law and regulations or future PRC laws and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating the Group’s income or the income from the VIE, revoking the Group’s business licenses or the business licenses, requiring the Group to restructure its ownership structure or operations and requiring the Group to discontinue any portion or all of the Group’s value-added businesses or other prohibited businesses. Any of these actions could cause significant disruption to the Company’s business operations and have a severe adverse impact on the Company’s cash flows, financial position and operating performance. If the imposing of these penalties causes the WFOE to lose its rights to direct the activities of and receive economic benefits from the VIE, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIE.

(e)	COVID-19 impact and liquidity

The Group’s financial performance was impacted by the COVID-19 although the pandemic had been largely contained in China. However, based on the assessment on the Group’s liquidity and financial positions, the Group believes that its current cash and cash equivalents will be sufficient to enable it to meet its anticipated working capital requirements and capital expenditures for at least the next twelve months from the date these unaudited interim condensed consolidated financial statements are issued.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION
(a)	Principal activities

KANZHUN LIMITED (“Kanzhun” or the “Company”) was incorporated under the laws of the Cayman Islands on January 16, 2014 as an exempted company with limited liability. The Company, its subsidiaries, consolidated variable interest entity (the “VIE”) and VIE’s subsidiaries (collectively referred to as the “Group”) run an online recruitment platform called “BOSS Zhipin” in the People’s Republic of China (“PRC”).

The BOSS Zhipin platform mainly focuses on assisting the recruitment process between job seekers and employers. Through BOSS Zhipin platform, employers, mainly executives or middle-level managers of enterprises, could participate directly in the recruiting process.

(b)	Organization of the Group

As of September 30, 2022, the Company’s principal subsidiaries and consolidated VIE are as follows:

			Attributable
	Place of	Date of	equity interest of
Name of subsidiaries	incorporation	incorporation	the Group	Principal activities

Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding in Hong Kong
Beijing Glory Wolf Co., Ltd. (“Glory”, or the “WFOE”)	Beijing, China	May 7, 2014	100%	Management consultancy and technical service in the PRC

	Place of	Date of	Economic
Name of VIE	incorporation	incorporation	interest held	Principal activities
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment service in the PRC

(c)	Consolidated variable interest entity

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps, websites and other restricted businesses in the PRC through a PRC domestic company and its subsidiaries, whose equity interests are held by certain management members of the Company (“Registered Shareholders”). The Company entered into a series of contractual arrangements, which was updated in September 2022, with such PRC domestic company and its respective Registered Shareholders, which enables the Company to have the power to direct activities of the VIE that most significantly affect the economic performance of the VIE and receive substantially all of the economic benefits from the VIE that could be significant to the VIE. Accordingly, the Company is determined to be the primary beneficiary of the VIE for accounting purposes under U.S. GAAP and therefore the Group consolidates the VIE’s results of operations, assets and liabilities in the Group’s consolidated financial statements for all the periods presented. The principal terms of the agreements entered amongst the VIE, the Registered Shareholders and the WFOE are further described below.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(c)	Consolidated variable interest entity (continued)

Exclusive technology and service co-operation agreement

Pursuant to the exclusive technology and service co-operation agreement, the VIE has agreed to engage the WFOE as the exclusive provider of technical consultancy, technical support and other services as agreed. The VIE shall pay service fees to the WFOE, which shall be equivalent to the total consolidated profit of the VIE and its subsidiaries, after offsetting the prior-year accumulated loss (if any), operating cost and expenses, taxes and other statutory contributions. Notwithstanding the foregoing, the WFOE shall have the right to adjust the level of the service fees by taking into account such factors as (a) the complexity and difficulty of the services, (b) the time taken for the services, (c) the scope and commercial value of the management, technical consulting and other services, (d) the scope and commercial value of intellectual property licensing and leasing services, and (e) the market reference price for services of similar kinds. The VIE shall pay the service fees to the WFOE within 30 days after the delivering of payment instructions by the WFOE.

The exclusive technology and service co-operation agreement shall remain effective until, among others, the date on which the WFOE or its designated party is formally registered as the shareholder of the VIE, in the case where the WFOE is permitted by the PRC laws to directly hold the VIE’s shares and the WFOE and its subsidiaries and branches are allowed to engage in the business being currently operated by the VIE.

Exclusive purchase option agreement

Pursuant to the exclusive purchase option agreement, the Registered Shareholders of the VIE have granted the WFOE, or its offshore parent company or its directly or indirectly owned subsidiaries, the exclusive and irrevocable right to purchase all or any part of the respective equity interests in the VIE from the Registered Shareholders at any time. The VIE and the Registered Shareholders irrevocably covenanted that unless with prior written consent by the WFOE, the VIE shall not sell, transfer, pledge, or otherwise dispose all or any part of its assets, and the Registered Shareholders shall not sell, transfer, pledge, or otherwise dispose all or any part of their equity interest in the VIE, other than the creation of the pledge of the VIE’s equity interest pursuant to the contractual arrangements. The purchase price payable by the WFOE or its designee in respect of the transfer of the entire equity interest and/or total assets of the VIE shall be the nominal price, or the minimum price required by competent PRC authorities or PRC laws. However, in any event, subject to the provisions and requirements of PRC laws, the price paid by the WFOE and/or its designee to the VIE and/or Registered Shareholders at any such price shall be returned by the VIE and/or Registered Shareholders to the WFOE at the time and in the form requested by the WFOE.

The exclusive purchase option agreement shall remain effective for ten years with the WFOE having the option to renew it until, among others, all the equity interest in and/or all assets of the VIE has been transferred to the WFOE and/or its designee (registration has been completed for the change of members), and the WFOE and its subsidiaries and branches can legally engage in the business of the VIE.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(c)	Consolidated variable interest entity (continued)

Equity pledge agreement

Pursuant to the equity pledge agreement, the Registered Shareholders of the VIE have pledged 100% equity interests in the VIE to the WFOE to guarantee performance of their contractual obligations under the contractual arrangements and all liabilities, monetary debts or other payment obligations arising out of or in relation with the contractual arrangements. In the event of a breach by the VIE or any of its Registered Shareholders of contractual obligations under the exclusive technology and service co-operation agreement, and the equity pledge agreement, as the case may be, the WFOE, as pledgee, will have the right to (1) demand all the outstanding payment due according to the exclusive technology and service co-operation agreement, and/or (2) exercise its right of pledge according to the equity pledge agreement, or otherwise dispose of the pledged equity interest in accordance with applicable Laws.

The equity pledge agreement shall remain valid until, among others, the VIE and the Registered Shareholders have recorded the release of such pledged equity interests in the register of members of the VIE and completed relevant deregistration procedure.

Spousal consent letter

Pursuant to the spousal consent letter, the spouse of each Registered Shareholder who is a natural person, unconditionally and irrevocably agreed that the equity interests in the VIE held by such Registered Shareholder will be disposed of pursuant to the equity pledge agreement, the exclusive purchase option agreement and the power of attorney (as the case may be). Each of their spouses agreed not to assert any rights over the equity interests in the VIE held by such Registered Shareholder. In addition, in the event that any spouse obtains any equity interests in VIE held by such Registered Shareholder for any reason, he or she agreed to be bound by the equity pledge agreement, the exclusive purchase option agreement and the power of attorney.

Power of attorney

Pursuant to the power of attorney, each of the Registered Shareholders appointed the WFOE and/or its designee as their sole and exclusive agent to act on their behalf, including but not limited to (1) to propose, convene and attend shareholders meetings and sign minutes and resolutions, (2) to exercise all shareholder rights that they are entitled to under PRC law and the relevant articles of association, including but not limited to, the right to vote and the right to sell, transfer, pledge or disposal of all or part of the equity interests owned by such shareholders; and (3) to elect, designate and appoint the legal representative, chairman, directors, supervisors, general manager and other senior executives of the VIE.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(d)	Risks in relations to the VIE structure

The following table set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIE and VIE’s subsidiaries taken as a whole, which were included in the Group’s unaudited interim condensed consolidated financial statements with intercompany transactions eliminated:

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	864,851	873,872
Short-term investments	864,557	1,329,802
Accounts receivable	1,002	3,929
Amounts due from Group companies	86,989	125,745
Amounts due from related parties	6,615	10,050
Prepayments and other current assets	487,598	480,213
Total current assets	2,311,612	2,823,611
Non-current assets
Property, equipment and software, net	368,381	548,476
Intangible assets, net	458	390
Right-of-use assets, net	301,288	294,905
Other non-current assets	4,000	4,000
Total non-current assets	674,127	847,771
Total assets	2,985,739	3,671,382
LIABILITIES
Current liabilities
Accounts payable	52,938	51,678
Deferred revenue	1,958,570	2,036,728
Other payables and accrued liabilities	626,151	521,066
Amounts due to Group companies	27,223	12,576
Operating lease liabilities, current	124,464	143,389
Total current liabilities	2,789,346	2,765,437
Non-current liabilities
Operating lease liabilities, non-current	178,844	154,775
Total non-current liabilities	178,844	154,775
Total liabilities	2,968,190	2,920,212

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(d)	Risks in relations to the VIE structure (continued)

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Total revenues	3,168,478	3,427,797
Cost of revenues	(404,796)	(552,380)
Net income	274,608	319,165

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Net cash generated from operating activities	1,158,919	777,516
Net cash used in investing activities	(795,751)	(733,351)
Net cash used in financing activities	(444,239)	(35,144)
Net (decrease)/increase in cash and cash equivalents	(81,071)	9,021
Cash and cash equivalents at beginning of the period	183,199	864,851
Cash and cash equivalents at end of the period	102,128	873,872

Under the contractual arrangements with the VIE, the Company has the power to direct activities of the VIE through the WFOE that most significantly impact the VIE such as having assets transferred out of the VIE at its discretion. Therefore, the Company considers that there is no asset of the VIE that can be used to settle obligations of the VIE except for registered capital and PRC statutory reserves of the VIE amounting to RMB9,002 and RMB9,002 as of December 31, 2021 and September 30, 2022, respectively. Since the VIE was incorporated as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the WFOE for all the liabilities of the VIE.

The Group believes that the contractual arrangements between or among the WFOE, VIE and the Registered Shareholders are following PRC laws and regulations, as applicable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. On March 15, 2019, the PRC Foreign Investment Law was approved and took effect from January 1, 2020. Since the PRC Foreign Investment Law is relatively new, there are substantial uncertainties exist with respect to its implementation and interpretation and the possibility that the VIE will be deemed as a foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing law and regulations or future PRC laws and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating the Group’s income or the income from the VIE, revoking the Group’s business licenses or the business licenses, requiring the Group to restructure its ownership structure or operations and requiring the Group to discontinue any portion or all of the Group’s value-added businesses or other prohibited businesses. Any of these actions could cause significant disruption to the Group’s business operations and have a severe adverse impact on the Group’s cash flows, financial position and operating performance. If the imposing of these penalties causes the WFOE to lose its rights to direct the activities of and receive economic benefits from the VIE, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIE.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)
(e)	COVID-19 impact and liquidity

The Group’s financial performance was impacted by the COVID-19 although the pandemic had been largely contained in China. However, based on the assessment on the Group’s liquidity and financial positions, the Group believes that its current cash and cash equivalents will be sufficient to enable it to meet its anticipated working capital requirements and capital expenditures for at least the next twelve months from the date these unaudited interim condensed consolidated financial statements are issued.